Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	SFr (5,421,046)	SFr (8,238,518)
Adjustments for:
Depreciation	59,652	59,444
Deferred income		932,200
Unrealized foreign currency exchange (gain)/loss, net	66,682	(33,129)
Net interest expense	518,838	366,343
Share based payments	181,279	180,808
Employee benefits	16,310	56,381
Transaction costs		1,138
Revaluation loss/(gain) derivative financial instruments	204,344	(450,847)
(Gain)/loss on modification/derecognition of financial instruments	(29,461)
Deferred tax (gain)/loss	10,597	(47,316)
Total	(4,392,805)	(7,173,496)
Changes in:
Inventories	(258,858)	692,855
Other receivables	(62,835)	23,346
Prepayments	324,312	785,834
Trade and other payables	(2,909,610)	(419,075)
Accrued expenses	(415,653)	506,806
Net cash used in operating activities	(7,715,449)	(5,583,730)
Cash flows from investing activities
Purchase of intangibles		(1,533,568)
Interest received	240
Net cash used in investing activities	240	(1,533,568)
Cash flows from financing activities
Proceeds from equity issuance and public offering	5,521,745	1,618,374
Transaction costs	(146,416)
Proceeds from loan	2,500,000	4,988,626
Repayment of loan	(100,000)
Repayment of lease liability	(57,011)	(56,682)
Interest paid	(19,336)	(8,413)
Net cash from financing activities	7,698,982	6,541,905
Net increase/(decrease) in cash and cash equivalents	(16,227)	(575,393)
Cash and cash equivalents at beginning of the period	15,395	984,191
Net effect of currency translation on cash	50,401	(36,151)
Cash and cash equivalents at end of the period	SFr 49,569	SFr 372,647